Schedule of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Secured line of credit from affiliates	$ 21,519	$ 23,173
Unsecured line of credit (senior)	31,786	30,110
Less deferred financing fees	(235)	(367)
Total	53,543
Long-Term Debt [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Purchase and sale agreements and other secured borrowings	21,196	23,142
Secured line of credit from affiliates	326	35
Unsecured line of credit (senior)	1,160	1,250
Other unsecured debt (senior subordinated)	1,094	1,094
Unsecured Notes through our public offering, gross	20,854	21,576
Other unsecured debt (subordinated)	8,006	5,649
Other unsecured debt (junior subordinated)	907	907
Less deferred financing fees	(238)	(370)
Total	$ 53,305	$ 53,283